Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share amount									5,100,000	5,900,000	14,500,000
Net Income (Loss) Attributable to Common Shareowners
Net income from continuing operations									$ 5,269	$ 4,552	$ 5,065
Net (loss) income from discontinued operations									0	0	(10)
Net income attributable to common shareowners	$ 686	$ 1,238	$ 2,048	$ 1,297	$ 397	$ 1,330	$ 1,439	$ 1,386	$ 5,269	$ 4,552	$ 5,055
Basic weighted average number of shares outstanding									800,400,000.0	790,000,000	818,200,000.0
Stock Awards									9,700,000	9,100,000	7,900,000
Diluted weighted average number of shares outstanding									810,100,000	799,100,000	826,100,000
Earnings Per Share of Common Stock - Basic
Net income from continuing operations									$ 6.58	$ 5.76	$ 6.19
Net (loss) income from discontinued operations									0.00	0.00	(0.01)
Net income attributable to common shareowners	$ 0.83	$ 1.56	$ 2.59	$ 1.64	$ 0.50	$ 1.69	$ 1.83	$ 1.75	6.58	5.76	6.18
Earnings Per Share of Common Stock - Diluted
Net income from continuing operations									6.50	5.70	6.13
Net (loss) income from discontinued operations									0.00	0.00	(0.01)
Net income attributable to common shareowners	$ 0.83	$ 1.54	$ 2.56	$ 1.62	$ 0.50	$ 1.67	$ 1.80	$ 1.73	$ 6.50	$ 5.70	$ 6.12